UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04448
                  ---------------------------------------------

                             UBS Master Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                        UBS Global Asset Management Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              UBS MONEY MARKET FUND
              SEMIANNUAL REPORT
              AUGUST 31, 2006

UBS MONEY MARKET FUND

October 16, 2006

DEAR SHAREHOLDER,
We are pleased to present you with the semiannual report for UBS Money Market Fund ("the Fund") for the six months ended August 31, 2006.

PERFORMANCE
The seven-day current yield for the Fund's Class A shares as of August 31, 2006, was 4.40% (after fee waivers and/or expense reimbursements) up from 2.44% on February 28, 2006. (Yields for all share classes over various time periods are shown in "Performance and portfolio characteristics at a glance" on page 6.)

--------------------------------------------------------------------------------
UBS MONEY MARKET FUND

INVESTMENT GOAL:
Maximum current income consistent with liquidity and conservation of capital.

PORTFOLIO MANAGER:
Michael H. Markowitz
UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:
Class A--July 1, 1991
Class B--September 26, 1986
Class C--July 14, 1992

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?
A. Over the past six months, while the US economy gained strength, there were some indications of slowing growth during that time.

   Energy prices remained high throughout the period. Already-high prices continued to rise, setting record highs more than once during the reporting period. This increased cost of energy eventually affected other areas of the economy, and inflation data became a subject of increasing concern.

   Despite this fact, and the ongoing reports of a slowing housing market, the overall economic picture remains on relatively solid footing. Job creation, corporate earnings and gross domestic product (GDP) figures all appear encouraging at this time.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?
A. Over the course of the semiannual period, the Fed continued its tightening campaign, raising the federal funds rate (the interest rate banks charge each other for overnight loans) by 25 basis points (0.25%) on three separate occasions, bringing it to 5.25% at period end.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

   In early August, however, the Fed paused in what had been a series of 17 consecutive rate hikes stretching back to June 2004. At the time, the Fed stated that future rate increases would be data dependent, and to that point, the Fed held rates steady at its September meeting, after the Fund's reporting period ended.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD?
A. During the reporting period, we generally kept the focus on a "bulleted" strategy by targeting securities with very specific maturities. We looked to hold securities that matured shortly before Fed meetings, allowing us to lock in higher yields after each rate increase. Toward the end of the period, we de-emphasized this strategy as the future direction of short-term interest rates became less certain by selectively purchasing securities that mature within three to six months.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?
A. On a sector level, the Fund maintained relatively large positions in commercial paper. We also found repurchase agreements attractive (repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand).

   Portfolio holdings were selected with an eye toward liquidity and quality, which we maintained throughout the reporting period.

Q. WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?
A. We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely play a role in the Fed's future decisions on interest rates. Overall, the portfolio remains well-diversified, and we anticipate continuing to seek out yield opportunities while maintaining liquidity.

--------------------------------------------------------------------------------
2

UBS MONEY MARKET FUND

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Kai R. Sotorp

Kai R. Sotorp
President
UBS Money Market Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Money Market Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal period ended August 31, 2006. The views and opinions in the letter were current as of October 16, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges; and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
4

UBS MONEY MARKET FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED) (CONCLUDED)

                                          BEGINNING         ENDING              EXPENSES PAID
                                          ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*
                                          MARCH 1, 2006     AUGUST 31, 2006     03/01/06 TO 08/31/06
----------------------------------------------------------------------------------------------------
Class A    Actual                         $1,000.00         $1,016.80           $7.63
----------------------------------------------------------------------------------------------------
           Hypothetical
           (5% annual return
           before expenses)                1,000.00          1,017.64            7.63
====================================================================================================
Class B    Actual                          1,000.00          1,014.30           11.22
----------------------------------------------------------------------------------------------------
           Hypothetical
           (5% annual return
           before expenses)                1,000.00          1,014.06           11.22
====================================================================================================
Class C    Actual                          1,000.00          1,014.20           11.12
----------------------------------------------------------------------------------------------------
           Hypothetical
           (5% annual return
           before expenses)                1,000.00          1,014.17           11.12
====================================================================================================

* Expenses are equal to the Fund's annualized net expense ratios: Class A:
  1.50%; Class B: 2.21%; and Class C: 2.19%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

SEVEN-DAY CURRENT YIELD*                 08/31/06             02/28/06            08/31/05
--------------------------------------------------------------------------------------------
Class A shares                             4.40%                2.44%               1.69%
--------------------------------------------------------------------------------------------
Class B shares                             3.90                 1.94                1.26
--------------------------------------------------------------------------------------------
Class C shares                             3.91                 2.02                1.21
============================================================================================

CHARACTERISTICS                          08/31/06             02/28/06            08/31/05
--------------------------------------------------------------------------------------------
Weighted average maturity**               30 days               46 days             35 days
--------------------------------------------------------------------------------------------
Average credit quality                   First tier           First tier          First tier
--------------------------------------------------------------------------------------------
Net assets (mm)                            $24.2                $13.8               $16.7
============================================================================================

PORTFOLIO COMPOSITION***                 08/31/06             02/28/06            08/31/05
--------------------------------------------------------------------------------------------
Repurchase agreements                      39.7%               16.8%                18.8%
--------------------------------------------------------------------------------------------
Commercial paper                           34.3                37.1                 39.5
--------------------------------------------------------------------------------------------
US government agency obligations           11.6                15.6                  9.9
--------------------------------------------------------------------------------------------
Certificates of deposit                     8.8                13.4                 17.9
--------------------------------------------------------------------------------------------
Short-term corporate obligations            5.8                16.7                 10.2
--------------------------------------------------------------------------------------------
Money market funds                                              1.4                  1.8
--------------------------------------------------------------------------------------------
Bank notes                                   --                  --                  3.0
--------------------------------------------------------------------------------------------
Other assets less liabilities              (0.2)               (1.0)                (1.1)
--------------------------------------------------------------------------------------------
TOTAL                                     100.0%              100.0%               100.0%
============================================================================================

* Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

AN INVESTMENT IN UBS MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
6

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS--AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                        MATURITY        INTEREST
(000)                                                         DATES           RATES       VALUE
---------------------------------------------------------------------------------------------------
US GOVERNMENT AGENCY OBLIGATIONS--11.59%
---------------------------------------------------------------------------------------------------
$     400  Federal Home Loan Bank                             08/15/07        5.625%       $400,000
---------------------------------------------------------------------------------------------------
    2,050  Federal Home Loan Mortgage Corp.                   09/01/06 to     4.681 to
                                                              02/16/07        5.240@      2,033,187
---------------------------------------------------------------------------------------------------
      375  Federal Home Loan Mortgage Corp.                   10/23/06 to     3.750 to
                                                              03/15/07        4.250         373,433
---------------------------------------------------------------------------------------------------
Total US government agency obligations (cost--$2,806,620)                                 2,806,620
===================================================================================================
CERTIFICATES OF DEPOSIT--8.83%
---------------------------------------------------------------------------------------------------
BANKING-NON-US--5.94%
      440  Canadian Imperial Bank of Commerce                 10/30/06        5.545*        440,222
---------------------------------------------------------------------------------------------------
      350  Royal Bank of Scotland PLC                         09/27/06        5.273*        349,970
---------------------------------------------------------------------------------------------------
      250  Svenska Handelsbanken                              11/08/06        4.750         250,000
---------------------------------------------------------------------------------------------------
      400  Toronto-Dominion Bank                              09/25/06        5.415         400,000
---------------------------------------------------------------------------------------------------
                                                                                          1,440,192
===================================================================================================
BANKING-US--2.89%
      400  First Tennessee Bank N.A. (Memphis)                11/14/06        5.350         400,000
---------------------------------------------------------------------------------------------------
      300  State Street Bank & Trust Co.                      09/07/06        5.206*        299,918
---------------------------------------------------------------------------------------------------
                                                                                            699,918
===================================================================================================
Total certificates of deposit (cost--$2,140,110)                                          2,140,110
===================================================================================================
COMMERCIAL PAPER@--34.30%
---------------------------------------------------------------------------------------------------
ASSET BACKED-BANKING--1.75%
      425  Atlantis One Funding                               09/15/06        5.280         424,127
===================================================================================================
ASSET BACKED-MISCELLANEOUS--6.11%
      228  Atlantic Asset Securitization LLC                  10/03/06        5.280         226,930
---------------------------------------------------------------------------------------------------
      260  Chariot Funding LLC                                09/18/06        5.265         259,354
---------------------------------------------------------------------------------------------------
      250  Old Line Funding Corp.                             10/03/06        5.270         248,829
---------------------------------------------------------------------------------------------------
      400  Ranger Funding Co. LLC                             10/11/06        5.260         397,662
---------------------------------------------------------------------------------------------------
      348  Thunderbay Funding                                 09/05/06        5.320         347,794
---------------------------------------------------------------------------------------------------
                                                                                          1,480,569
===================================================================================================
ASSET BACKED-SECURITIES--3.90%
      600  Dorada Finance, Inc.                               10/19/06        5.275         595,780
---------------------------------------------------------------------------------------------------
      350  Grampian Funding LLC                               10/02/06        5.050         348,478
---------------------------------------------------------------------------------------------------
                                                                                            944,258
===================================================================================================

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS--AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                        MATURITY        INTEREST
(000)                                                         DATES           RATES       VALUE
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
---------------------------------------------------------------------------------------------------
BANKING-NON-US--7.65%
$     250  Bank of Ireland                                    04/10/07        5.160%       $242,081
---------------------------------------------------------------------------------------------------
      250  Banque et Caisse d'Epargne de L'Etat               10/02/06        5.100         248,902
---------------------------------------------------------------------------------------------------
      525  HBOS Treasury Services PLC                         09/05/06 to     5.300 to
                                                              09/12/06        5.320         524,432
---------------------------------------------------------------------------------------------------
      350  Nationwide Building Society                        09/07/06        5.270         349,693
---------------------------------------------------------------------------------------------------
      290  Westpac Banking Corp.                              09/01/06        5.270         290,000
---------------------------------------------------------------------------------------------------
      200  Westpac Trust Securities NZ Ltd.                   10/12/06        5.300         198,793
---------------------------------------------------------------------------------------------------
                                                                                          1,853,901
===================================================================================================
BANKING-US--9.34%
      450  Bank of America Corp.                              10/27/06        5.270         446,311
---------------------------------------------------------------------------------------------------
      300  Barclays US Funding Corp.                          09/05/06        5.340         299,822
---------------------------------------------------------------------------------------------------
      275  Calyon N.A., Inc.                                  10/11/06        5.300         273,381
---------------------------------------------------------------------------------------------------
      400  Dresdner US Finance, Inc.                          10/27/06        5.400         396,640
---------------------------------------------------------------------------------------------------
      300  Scotiabanc, Inc.                                   09/29/06        5.410         298,738
---------------------------------------------------------------------------------------------------
      300  Societe Generale N.A., Inc.                        09/07/06        5.300         299,735
---------------------------------------------------------------------------------------------------
      250  Stadshypotek Del, Inc.                             11/15/06        5.270         247,255
---------------------------------------------------------------------------------------------------
                                                                                          2,261,882
===================================================================================================
BROKERAGE--1.64%
      400  Bear Stearns Cos., Inc.                            11/01/06        5.360         396,367
===================================================================================================
FINANCE-CAPTIVE AUTOMOTIVE--1.23%
      300  Toyota Motor Credit Corp.                          10/17/06        5.280         297,976
===================================================================================================
PHARMACEUTICALS--1.24%
      300  Sanofi-Aventis                                     09/06/06        5.370         299,776
===================================================================================================
UTILITIES-OTHER--1.44%
      349  RWE AG                                             09/22/06        5.280         347,925
===================================================================================================
Total commercial paper (cost--$8,306,781)                                                 8,306,781
===================================================================================================
SHORT-TERM CORPORATE OBLIGATIONS--5.78%
===================================================================================================
BANKING-NON-US--1.03%
      250  Abbey National Treasury Services PLC**             10/16/06        5.597*        250,099
===================================================================================================
FINANCE-CAPTIVE AUTOMOTIVE--1.65%
      400  Toyota Motor Credit Corp.                          11/09/06        5.300*        400,000
===================================================================================================

--------------------------------------------------------------------------------
8

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS--AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                        MATURITY        INTEREST
(000)                                                         DATES           RATES       VALUE
---------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
---------------------------------------------------------------------------------------------------
FINANCE-NON CAPTIVE CONSUMER--3.10%
$     350  American Express Credit Corp.                      09/19/06        5.465%*      $350,031
---------------------------------------------------------------------------------------------------
      400  HSBC Finance Corp.                                 09/01/06        5.425*        400,050
---------------------------------------------------------------------------------------------------
                                                                                            750,081
===================================================================================================
Total short-term corporate obligations (cost--$1,400,180)                                 1,400,180
===================================================================================================
REPURCHASE AGREEMENTS--39.72%
---------------------------------------------------------------------------------------------------
    9,600  Repurchase agreement dated 08/31/06
           with Deutsche Bank Securities, Inc.,
           collateralized by $3,990,000 Federal Home
           Loan Bank obligations, 6.000% due
           09/08/20 and $5,799,000 Federal National
           Mortgage Association obligations, 2.625%
           due 01/19/07; (value--$9,792,908);
           proceeds: $9,601,408                               09/01/06        5.280       9,600,000
---------------------------------------------------------------------------------------------------
       19  Repurchase agreement dated 08/31/06
           with State Street Bank & Trust Co.,
           collateralized by $16,071 US Treasury
           Notes, 3.250% to 4.860% due 08/15/07
           to 06/30/11; (value--$19,463);
           proceeds: $19,003                                  09/01/06        4.860          19,000
---------------------------------------------------------------------------------------------------
Total repurchase agreements (cost--$9,619,000)                                            9,619,000
===================================================================================================
Total investments (cost--$24,272,691 which
approximates cost for federal income
tax purposes)--100.22%                                                                   24,272,691
---------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.22)%                                              (54,029)
---------------------------------------------------------------------------------------------------
Net assets (applicable to 20,970,155; 1,352,499
and 1,888,147 shares of common stock outstanding
of Class A, Class B and Class C, respectively,
each equivalent to $1.00 per share)--100.00%                                            $24,218,662
===================================================================================================

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of August 31, 2006, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 1.03% of net assets as of August 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@   Interest rates shown are the discount rates at date of purchase.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS--AUGUST 31, 2006 (UNAUDITED)

ISSUER BREAKDOWN BY COUNTRY                   PERCENTAGE OF PORTFOLIO ASSETS
----------------------------------------------------------------------------
United States                                                          85.4%
----------------------------------------------------------------------------
United Kingdom                                                          6.1
----------------------------------------------------------------------------
Canada                                                                  3.5
----------------------------------------------------------------------------
Australia                                                               2.0
----------------------------------------------------------------------------
Sweden                                                                  1.0
----------------------------------------------------------------------------
Luxembourg                                                              1.0
----------------------------------------------------------------------------
Ireland                                                                 1.0
----------------------------------------------------------------------------
Total                                                                 100.0%
============================================================================

Weighted average maturity -- 30 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10

UBS MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                                               For the six
                                                                               months ended
                                                                               August 31, 2006
                                                                               (unaudited)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                       $436,262
----------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory and administration fees                                      42,671
----------------------------------------------------------------------------------------------
Professional fees                                                                39,370
----------------------------------------------------------------------------------------------
Service fees-Class A                                                             17,374
----------------------------------------------------------------------------------------------
Service and distribution fees-Class B                                             5,653
----------------------------------------------------------------------------------------------
Service and distribution fees-Class C                                             6,232
----------------------------------------------------------------------------------------------
State registration fees                                                          19,546
----------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class A                                11,822
----------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class B                                 1,602
----------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class C                                 2,026
----------------------------------------------------------------------------------------------
Reports and notices to shareholders                                              11,078
----------------------------------------------------------------------------------------------
Directors' fees                                                                   6,826
----------------------------------------------------------------------------------------------
Custody and accounting fees                                                       1,195
----------------------------------------------------------------------------------------------
Other expenses                                                                    5,095
----------------------------------------------------------------------------------------------
                                                                                170,490
----------------------------------------------------------------------------------------------
Less: Fee waivers and/or expense reimbursements by investment advisor           (31,007)
----------------------------------------------------------------------------------------------
Net expenses                                                                    139,483
----------------------------------------------------------------------------------------------
Net investment income/net increase in net assets resulting from operations     $296,779
==============================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                         For the six
                                                         months ended       For the
                                                         August 31, 2006    year ended
                                                         (unaudited)        February 28, 2006
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $296,779           $264,412
---------------------------------------------------------------------------------------------
Net realized loss from investment activities                       -                 (6)
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         296,779            264,406
---------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-Class A                               (251,600)          (198,115)
---------------------------------------------------------------------------------------------
Net investment income-Class B                                (21,286)           (39,934)
---------------------------------------------------------------------------------------------
Net investment income-Class C                                (23,893)           (26,363)
---------------------------------------------------------------------------------------------
                                                            (296,779)          (264,412)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
capital share transactions                                10,385,702         (8,169,328)
---------------------------------------------------------------------------------------------
Capital contribution                                               -              5,604
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                     10,385,702         (8,163,730)
---------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                       13,832,960         21,996,690
---------------------------------------------------------------------------------------------
End of period                                            $24,218,662        $13,832,960
---------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   $-                 $-
=============================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end series investment company which currently offers one series, which is diversified: UBS Money Market Fund (the "Fund"). The Fund's investment objective is to provide maximum current income consistent with liquidity and conservation of capital.

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. or certain of its affiliates serve as principal underwriter.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--Investments are valued at amortized cost, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted

--------------------------------------------------------------------------------
14

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK
The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (US) Inc. ("UBS Global AM--US") served as the Fund's investment advisor and administrator until April 1, 2006. On April 1, 2006, the Fund's Investment Advisory and Administration Contract ("Advisory Contract") was transferred from UBS Global AM--US to UBS Global Asset Management (Americas) Inc. ("UBS Global AM--Americas").

The transfer of the Advisory Contract between sister companies occurred in connection with an internal reorganization involving UBS Global AM--US and UBS Global AM--Americas. Master Series' Board of Directors approved the transfer of the Advisory Contract effective April 1, 2006. All of the personnel of UBS Global AM--US who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM--Americas. UBS Global AM--Americas has the same contractual rights and responsibilities under the Advisory Contract as those previously held by UBS Global AM--US. UBS Global AM--US and UBS Global AM--Americas are both indirect wholly owned subsidiaries of UBS AG. UBS Global AM--US continues to serve as the Fund's principal underwriter. In accordance with the Advisory Contract, the Fund pays UBS Global AM--Americas an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At August 31, 2006, the Fund owed UBS Global AM--Americas $10,602 for investment advisory and administration fees.

Effective June 19, 2006, UBS Global AM--Americas has voluntarily undertaken to waive a portion of its investment advisory and administration fees and/or reimburse expenses so that the Fund's total annual operating expenses through June 30, 2007 (excluding certain items such as taxes and extraordinary items) will be as follows: Class A, 0.95%; Class B, 1.45%;

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and Class C, 1.45%. For the period from June 19, 2006 through August 31, 2006, UBS Global AM--Americas voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $31,007. At August 31, 2006, UBS Global AM--Americas owed the Fund $12,626 for fee waivers and/or expense reimbursements.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended August 31, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $6,534,620. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund's investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

SERVICE AND DISTRIBUTION PLANS
UBS Global AM--US is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM--US monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 2006, the Fund owed UBS Global AM--US $6,686 in distribution and service fees.

UBS Global AM--US also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B and Class C shares. UBS Global AM--US has informed the Fund that for the six months ended August 31, 2006, it earned $2,853 and $863 in deferred sales charges on Class B and Class C shares, respectively.

--------------------------------------------------------------------------------
16

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TRANSFER AGENCY AND RELATED SERVICES FEES
UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended August 31, 2006, UBS Financial Services, Inc. received from PFPC, not the Fund, $8,309 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. The Fund did not loan any securities during the six months ended August 31, 2006.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS
At August 31, 2006, the Fund had the following liabilities outstanding:

Payable for shares repurchased                                     $23,118
--------------------------------------------------------------------------
Dividends payable to shareholders                                    5,768
--------------------------------------------------------------------------
Other accrued expenses*                                             81,711
==========================================================================

* Excludes investment advisory and administration fees and service and distribution fees.

At August 31, 2006, the components of net assets were as follows:

Accumulated paid in capital                                    $24,212,871
--------------------------------------------------------------------------
Accumulated net realized gain from investment activities             5,791
--------------------------------------------------------------------------
Net assets                                                     $24,218,662
==========================================================================

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAX STATUS
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended August 31, 2006 and the fiscal year ended February 28, 2006 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending February 28, 2007.

CAPITAL CONTRIBUTION FROM PREDECESSOR INVESTMENT ADVISOR AND ADMINISTRATOR
On November 10, 2005, the Fund recorded a capital contribution from UBS Global AM--US in the amount of $5,604. This amount was paid in order to reduce a deviation of Class B's net asset value from $1.00 per share as a result of large Class B share redemptions. The contribution was not required in order to maintain the stable net asset value per share but was made to reduce the risk of future issues.

CAPITAL STOCK
There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and

--------------------------------------------------------------------------------
18

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                              Class A                          Class B
                                   --------------------------------------------------------------
                                   For the six     For the          For the six      For the
                                   months ended    year ended       months ended     year ended
                                   August 31,      February 28,     August 31,       February 28,
                                   2006            2006             2006             2006
-------------------------------------------------------------------------------------------------
Shares exchanged into Fund         16,088,492        4,377,281       882,362            951,134
-------------------------------------------------------------------------------------------------
Shares repurchased or
exchanged out of Fund              (6,054,548)     (10,172,713)     (887,209)        (2,587,735)
-------------------------------------------------------------------------------------------------
Shares converted from
Class B to Class A                    405,052        3,078,964      (405,052)        (3,078,964)
-------------------------------------------------------------------------------------------------
Dividends reinvested                  159,361          184,065        18,149             32,825
-------------------------------------------------------------------------------------------------
Net increase (decrease) in
shares outstanding                 10,598,357       (2,532,403)     (391,750)        (4,682,740)
=================================================================================================

                                              Class C
                                   -----------------------------
                                   For the six      For the
                                   months ended     year ended
                                   August 31,       February 28,
                                   2006             2006
----------------------------------------------------------------
Shares exchanged into Fund          604,717          1,438,654
----------------------------------------------------------------
Shares repurchased or
exchanged out of Fund              (448,171)        (2,416,863)
----------------------------------------------------------------
Dividends reinvested                 22,549             24,024
----------------------------------------------------------------
Net increase (decrease) in
shares outstanding                  179,095           (954,185)
================================================================

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                   Class A
                                   -----------------------------------------------------------------------
                                   For the six
                                   months ended              For the years ended February 28 or 29,
                                   August 31, 2006    ----------------------------------------------------
                                   (unaudited)        2006      2005       2004      2003       2002
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                  $1.00              $1.00     $1.00      $1.00     $1.00      $1.00
----------------------------------------------------------------------------------------------------------
Net investment income                0.017              0.017     0.006      0.007     0.007      0.023
----------------------------------------------------------------------------------------------------------
Net realized gains (losses)
from investment activities              --             (0.000)*      --      0.000*       --         --
----------------------------------------------------------------------------------------------------------
Dividends from net
investment income                   (0.017)            (0.017)   (0.006)    (0.007)   (0.007)    (0.023)
----------------------------------------------------------------------------------------------------------
Distributions from net
realized gains from
investment activities                   --                 --    (0.000)*       --        --         --
----------------------------------------------------------------------------------------------------------
Total dividends and
distributions                       (0.017)            (0.017)   (0.006)    (0.007)   (0.007)    (0.023)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD                        $1.00              $1.00     $1.00      $1.00     $1.00      $1.00
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)            1.68%              1.72%     0.62%      0.67%     0.66%      2.36%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
end of period (000's)              $20,978            $10,380   $12,912    $15,396   $27,185    $26,676
----------------------------------------------------------------------------------------------------------
Expenses to average
net assets, net of fee
waivers and/or expense
reimbursements by advisor             1.50%**            1.86%     0.98%      0.46%     1.01%      1.05%
----------------------------------------------------------------------------------------------------------
Expenses to average
net assets, before fee
waivers and/or expense
reimbursements by advisor             1.88%**            1.86%     1.63%      1.23%     1.21%      1.06%
----------------------------------------------------------------------------------------------------------
Net investment income to
average net assets                    3.62%**            1.69%     0.61%      0.67%     0.66%      2.37%
==========================================================================================================

* Amount of net realized gain (loss) earned or distribution paid represents less than $0.0005 per share.
**  Annualized.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
20

                                     Class B
---------------------------------------------------------------------------------
For the six
months ended                   For the years ended February 28 or 29,
August 31, 2006   ---------------------------------------------------------------
(unaudited)       2006          2005         2004          2003          2002
---------------------------------------------------------------------------------
 $1.00             $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------
 0.014             0.012         0.001         0.001         0.002         0.018
---------------------------------------------------------------------------------
    --            (0.000)*          --         0.000*           --            --
---------------------------------------------------------------------------------
(0.014)           (0.012)       (0.001)       (0.001)       (0.002)       (0.018)
---------------------------------------------------------------------------------
    --                --        (0.000)*          --            --            --
---------------------------------------------------------------------------------
(0.014)           (0.012)       (0.001)       (0.001)       (0.002)       (0.018)
---------------------------------------------------------------------------------
 $1.00             $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------
  1.43%             1.21%         0.12%         0.15%         0.16%         1.84%
---------------------------------------------------------------------------------
$1,353            $1,744        $6,422       $13,227       $36,948       $24,508
---------------------------------------------------------------------------------
  2.21%**           2.33%         1.41%         0.98%         1.49%         1.56%
---------------------------------------------------------------------------------
  2.52%**           2.33%         2.09%         1.74%         1.69%         1.58%
---------------------------------------------------------------------------------
  2.82%**           1.02%         0.12%         0.14%         0.15%         1.82%
=================================================================================

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                               Class C
                              -------------------------------------------------------------------------
                              For the six
                              months ended               For the years ended February 28 or 29,
                              August 31, 2006   -------------------------------------------------------
                              (unaudited)       2006        2005        2004       2003        2002
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD            $1.00             $1.00       $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------
Net investment income          0.014             0.012       0.001       0.001       0.002       0.018
-------------------------------------------------------------------------------------------------------
Net realized gains (losses)
from investment activities        --            (0.000)*        --       0.000*         --          --
-------------------------------------------------------------------------------------------------------
Dividends from net
investment income             (0.014)           (0.012)     (0.001)     (0.001)     (0.002)     (0.018)
-------------------------------------------------------------------------------------------------------
Distributions from net
realized gains from
investment activities             --                --      (0.000)*        --          --          --
-------------------------------------------------------------------------------------------------------
Total dividends and
distributions                 (0.014)           (0.012)     (0.001)     (0.001)     (0.002)     (0.018)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD                  $1.00             $1.00       $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)      1.42%             1.19%       0.10%       0.10%       0.15%       1.85%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
end of period (000's)         $1,888            $1,709      $2,663      $5,179     $11,319     $12,700
-------------------------------------------------------------------------------------------------------
Expenses to average
net assets, net of fee
waivers and/or expense
reimbursements by advisor       2.19%**           2.40%       1.44%       1.02%       1.52%       1.55%
-------------------------------------------------------------------------------------------------------
Expenses to average
net assets, before fee
waivers and/or expense
reimbursements by advisor       2.53%**           2.40%       2.11%       1.79%       1.71%       1.57%
-------------------------------------------------------------------------------------------------------
Net investment income to
average net assets              2.88%**           1.19%       0.10%       0.10%       0.15%       1.86%
=======================================================================================================

* Amount of net realized gain (loss) earned or distribution paid represents less than $0.0005 per share.
**  Annualized.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
22

UBS MONEY MARKET FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

PROXY VOTING POLICIES, PROCEDURES AND RECORD
You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on a Fund's Web site: www.ubs.com/ubsglob-alam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Master Series, Inc. (the "Company") on July 19, 2006, the members of the board, including the directors who are not "interested persons" of the Company ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Agreement of the Company, with respect to its sole series, UBS Money Market Fund (the "Fund"), with UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board also received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements were met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Agreement.

The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board received and considered information regarding the nature, extent and quality of

--------------------------------------------------------------------------------
24

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

management services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. (Given that the Investment Advisory and Administration Agreement had been transferred between sister companies during the period reviewed, the services provided by UBS Global Asset Management (US) Inc. prior to April 1, 2006, were taken into account nearly as if they had been provided by UBS Global AM.) The board also considered the resources devoted to, and the record of compliance with the Fund's compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York Fund complex, including the scope and quality of UBS Global AM's investment management and other capabilities and the quality of its administrative and other services.
The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel at UBS Global AM and had received information regarding the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund's senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a report on the Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

MANAGEMENT FEES AND EXPENSE RATIOS--The board reviewed and considered the contractual management fee ("Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement that recently had been voluntarily implemented in June 2006 for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee"). Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. UBS Global AM believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

--------------------------------------------------------------------------------
26

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

In addition to the Contractual and Actual Management Fees, the board also considered that UBS Global AM had commenced a voluntary fee waiver and/or expense reimburse undertaking in June 2006 so that the total annual operating expenses of each class of the Fund (excluding extraordinary items) through June 30, 2007 will not exceed 0.95% for Class A, 1.45% for Class B and 1.45% for Class C shares. The comparative Lipper information showed that the Fund's Contractual Management Fee was in the second quintile, and its Actual Management Fee and total expenses were in the fifth quintile in the Fund's Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The board noted that had the fee waiver/expense reimbursement arrangement introduced in June 2006 been in effect for the entire comparison period, the Actual Management Fee and total expenses would have been lower. In addition, the board noted management's explanation that the Fund's above average total expenses resulted from a low level of assets under management, which caused certain non-management expenses to be above average for the Fund's Expense Group. It was also noted that, unlike some of the funds in the Expense Group, the Fund imposed higher 12b-1 fees due to the Fund's exchangeability feature.

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five-, ten- and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was in the fifth quintile for the one-, three- and ten-year period, the

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                                                                              27

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

fourth quintile for the five-year period and the fifth quintile since inception (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). The board noted management's explanation that underperformance was due entirely to the low level of assets under management (approximately $12.4 million as of April 30, 2006), low average account balances resulting in proportionally higher transfer agent fees, and higher 12b-1 fees due to the Fund's exchangeability feature into certain other UBS long-term funds, consistent with industry practice for exchange vehicle money funds. In addition, the board noted that investors in the Fund may benefit by reducing subsequent charges upon an exchange into a long-term UBS fund or redemption of certain types of shares. The board also considered that the voluntary fee waiver/expense reimbursement discussed above could result in a more competitive yield for the Fund. Based on its review and management's explanation, the board concluded that, considering that the Fund operates solely as an exchange vehicle for other UBS funds and its low level of assets under management, the Fund's investment performance was acceptable.

ADVISOR PROFITABILITY--The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE--The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

--------------------------------------------------------------------------------
28

UBS MONEY MARKET FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

The board noted that the Fund's Contractual Management Fee did not contain any breakpoints. The board recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all. Given the relatively small size of the Fund, UBS Global AM did not believe that the Fund was large enough to have any significant economies of scale.

Generally, in light of UBS Global AM's profitability data, the Contractual Management Fee and Actual Management Fee currently in place and the voluntary fee waiver/expense reimbursement which UBS Global AM had recently implemented, the board concluded that the management fee schedule, together with fee waivers/expense caps, reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO UBS GLOBAL AM--The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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32

DIRECTORS

Richard Q. Armstrong                            Meyer Feldberg
Chairman
                                                Bernard H. Garil

Alan S. Bernikow                                Heather R. Higgins

Richard R. Burt

PRINCIPAL OFFICERS
Kai R. Sotorp                                   Thomas Disbrow
President                                       Vice President and Treasurer

Mark F. Kemper                                  Michael H. Markowitz
Vice President and Secretary                    Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS
                                                                   -------------
                                                                     PRESORTED
                                                                      STANDARD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   COMPUTERSHARE
                                                                   -------------

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
51 West 52nd Street
New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:    /s/ Kai Sotorp
       --------------
       Kai Sotorp
       President

Date:  November 8, 2006
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Kai Sotorp
       --------------
       Kai Sotorp
       President

Date:  November 8, 2006
       ----------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  November 8, 2006
       ----------------